Finance Income and Finance Expenses	12 Months Ended
Dec. 31, 2021
Disclosure Of Finance Income And Expenses [Abstract]
Finance Income and Finance Expenses

20. FINANCE INCOME AND FINANCE EXPENSES

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Finance income	2,581	303	140
Finance expenses	(1,809)	(2,099)	(2,475)
Net finance expenses	772	(1,796)	(2,335)

Finance income of the Group is mainly comprised of translation gains of balances of monetary assets and liabilities denominated in currencies other than each entity’s functional currency.

Finance expenses for the year ended December 31, 2021 is comprised of $480 of interest expense on term loan, $188 of interest expense on lease liabilities, $1,041 of translation losses on balances of monetary assets and liabilities denominated in currencies other than each entity's functional currency, and $100 related to other finance charges.

Finance expenses for the year ended December 31, 2020 is comprised of $1,521 of interest expense on senior secured bonds due in 2021 and the term loan, $204 of interest expense on lease liabilities, $157 of costs to repurchase warrants, $173 of translation losses of balances of monetary assets and liabilities denominated in currencies other than each entity’s functional currency, and $44 related to other finance charges.

Finance expenses for the year ended December 31, 2019 is comprised of $2,008 of interest expense on senior secured bonds due in 2021 and convertible promissory notes, $211 of interest expense on lease liabilities, $108 of translation losses of balances of monetary assets and liabilities denominated in currencies other than each entity’s functional currency, and $148 of other finance expenses related issuance of the senior secured bond.